OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER CURRENT ASSETS [Abstract]
Schedule of Other Current Assets
	US dollars
	December 31,
(in thousands)	2013	2012

Prepaid expenses and others	9,314	6,094
Government institutions	1,716	3,156
Deferred installation expenses	2,905	2,647
Deferred income taxes (*)	3,692	2,497
Advances to suppliers	457	865
Employees	300	135
Related parties and others	53	5
	18,437	15,399

(*)	See Note 15.